Net Revenue (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 1,899	$ 1,688	$ 5,319	$ 4,961
Smart Mobile Devices
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	611	752	1,813	2,021
Communications Infrastructure & Data Center
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	316	175	823	521
Home and Industrial IoT
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	384	258	970	885
Automotive
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	368	306	1,083	983
Technology Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	220	197	630	551
Revenue recognized over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	180	198	497	449
Revenue recognized at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,719	1,490	4,822	4,512
Manufacturing Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,679	1,491	4,689	4,410
Technology Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 220	$ 197	$ 630	$ 551